Client Name:
Client Project Name:	SEMT 2026-CD6
Start - End Dates:	3/18/2026 - 8/18/2026
Deal Loan Count:	253

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	3
Credit	Credit/Mtg History	CRDCRMH150	Tradelines do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	2
Credit	LTV/CLTV	CRDLTV5736	LTV Exceeds Guideline Requirement by less than XXX%	1
Credit	Title	CRDTIL100	Potential title issue	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Income/Employment	CRDINC889	Income is Not Reasonable	1
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	4
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Property Valuations	Appraisal	PRVAAPPR119	Appraisal documentation does not support occupancy	1
Property Valuations	Appraisal	PRVAAPPR275	Completed "Subject To" w/o Completion Cert in File	1
Compliance	Ability to Repay/Qualified Mortgage	CMPATRQM2900	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; XXX status determination places loan in a riskier status than the Lender's status determination.	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5806	TRID - At least 1 CD prior to the last CD at or prior to closing was not provided to all with rescission rights.	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	4
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	4
Total				37

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